Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Maintenance [Roll Forward]
Accrued maintenance liability at beginning of period	$ 3,327,347	$ 2,863,730
Maintenance payments received	969,885	920,932
Maintenance payments returned	(248,634)	(248,017)
Release to income other than upon sale	(227,385)	(163,405)
Lessor contribution, top ups and other	(144,549)	(14,135)
Accrued maintenance liability at end of period	3,534,388	3,327,347	$ 2,863,730
Non-cash Investing and Financing Activities
Accrued Maintenance [Roll Forward]
Release to income upon sale	$ (142,276)	$ (31,758)	$ (88,000)